Average Annual Total Returns{- Fidelity® Tax-Exempt Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market Fund Premium PRO-12 - Fidelity® Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund-Premium Class - Return Before Taxes
	Past 1 year	Past 5 years	Since Inception
Total	0.07%	0.70%	0.56%	[1]

[1]	(a)From April 6, 2015